Income Taxes - Schedule of Deferred Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Liability [Line Items]
Beginning Balance	$ 22,239	$ 27,448
Credited to statements of profit or loss	(13,461)	(5,209)
Charged to other comprehensive income	14,104
Ending Balance	22,882	22,239
Offsetting deferred tax assets	(22,817)
Net deferred tax liabilities	65
PPE [Member]
Schedule of Deferred Tax Liability [Line Items]
Beginning Balance	17,354	21,518
Credited to statements of profit or loss	(14,634)	(4,164)
Charged to other comprehensive income
Ending Balance	2,720	17,354
ROU Asset [Member]
Schedule of Deferred Tax Liability [Line Items]
Beginning Balance	3,597	5,930
Credited to statements of profit or loss	1,657	(2,333)
Charged to other comprehensive income
Ending Balance	5,254	3,597
Reserves and other [Member]
Schedule of Deferred Tax Liability [Line Items]
Beginning Balance	1,288
Credited to statements of profit or loss	(484)	1,288
Charged to other comprehensive income	14,104
Ending Balance	$ 14,908	$ 1,288